Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH PROVIDED BY (USED IN):
Net income (loss)	$ 2,364.1	$ (2,519.9)
Items not affecting cash
Other income	(97.0)	(316.9)
Deferred tax expense (recovery)	799.7	(627.8)
Share-based compensation	6.1	(0.9)
Depletion, depreciation and amortization	786.1	712.7
Impairment (impairment reversal)	(2,514.4)
Impairment (impairment reversal)		3,557.8
Accretion	15.4	13.6
Unrealized losses on derivatives	141.4	112.5
Translation of US dollar long-term debt	(37.0)	(12.8)
Realized gain on cross currency swap maturity	0.0	(49.3)
Decommissioning expenditures	(20.2)	(14.7)
Changes in non-cash working capital:	51.6	6.2
Cash flows from (used in) operations	1,495.8	860.5
INVESTING ACTIVITIES
Development capital and other expenditures	(676.1)	(698.8)
Capital acquisitions	(677.9)	(1.4)
Capital dispositions	99.0	509.8
Sale of long-term investments	12.6	0.0
Changes in non-cash working capital:	49.0	(78.6)
Cash flows from (used in) investing activities	(1,193.4)	(269.0)
FINANCING ACTIVITIES
Issue of shares, net of issue costs	(0.7)	(0.2)
Common shares repurchased	17.5	12.7
Decrease in bank debt, net	(34.6)	(408.1)
Repayment of senior guaranteed notes	(217.6)	(224.4)
Realized gain on cross currency swap maturity	0.0	49.3
Payments on principal portion of lease liability	(21.2)	(30.0)
Cash dividends	(47.8)	(9.4)
Change in non-cash working capital	42.2	(4.0)
Cash flows from (used in) financing activities	(297.2)	(639.5)
Impact of foreign currency on cash balances	(0.5)	(0.1)
INCREASE (DECREASE) IN CASH	4.7	(48.1)
CASH AT BEGINNING OF YEAR	8.8	56.9
CASH AT END OF YEAR	13.5	8.8
Supplemental Information [Abstract]
Cash taxes paid	0.0	(0.2)
Cash interest paid	$ (93.1)	$ (98.0)